united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew B. Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	EQUITY FUNDS - 97.8%
8,363	FlexShares Global Upstream Natural Resources Index Fund	$246,291
3,114	Guggenheim MSCI Global Timber	82,023
6,805	iShares Core S&P Mid-Cap ETF	1,165,152
15,707	iShares Core S&P Small-Cap ETF	1,086,296
10,691	iShares S&P 500 Growth ETF	1,406,080
12,705	iShares S&P 500 Value ETF	1,321,828
30,929	Vanguard FTSE All-World ex-US ETF	1,479,334
2,410	Vanguard FTSE All-World ex-US Small-Cap ETF	247,387
17,012	Vanguard FTSE Emerging Markets ETF	675,717
3,077	Vanguard Global ex-U.S. Real Estate ETF	163,881
1,997	Vanguard REIT ETF	164,932
1,273	WisdomTree Emerging Markets SmallCap Dividend Fund	57,132
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,295,609)	8,096,053

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
217,322	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a) (Cost - $217,322)	217,322

	TOTAL INVESTMENTS - 100.4% (Cost - $7,512,931) (b)	$8,313,375
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(32,385)
	TOTAL NET ASSETS - 100.0%	$8,280,990

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,544,979 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$768,921
Unrealized depreciation:	(525)
Net unrealized appreciation:	$768,396

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
20,258	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$505,437
1,981	iShares 1-3 Year Treasury Bond ETF	167,434
5,472	iShares 3-7 Year Treasury Bond ETF	673,330
3,289	iShares Floating Rate Bond ETF	167,311
4,845	iShares iBoxx $ High Yield Corporate Bond ETF	425,294
4,993	iShares iBoxx $ Investment Grade Corporate Bond ETF	588,725
9,558	PIMCO 1-5 Year U.S. TIPS Index ETF	504,949
7,216	PowerShares Senior Loan Portfolio	167,844
10,966	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	335,669
9,018	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	166,923
3,196	Vanguard Mortgage-Backed Securities ETF	167,854
3,105	Vanguard Total International Bond ETF	168,074
		4,038,844
	EQUITY FUNDS - 50.1%
2,849	FlexShares Global Upstream Natural Resources Index Fund	83,903
3,188	Guggenheim MSCI Global Timber	83,972
1,987	iShares Core S&P Mid-Cap ETF	340,214
4,951	iShares Core S&P Small-Cap ETF	342,411
4,496	iShares S&P 500 Growth ETF	591,314
8,946	iShares S&P 500 Value ETF	930,742
885	Vanguard Energy ETF	85,588
14,033	Vanguard FTSE All-World ex-US ETF	671,198
1,645	Vanguard FTSE All World ex-US Small-Cap ETF	168,859
8,372	Vanguard FTSE Emerging Markets ETF	332,536
4,725	Vanguard Global ex-U.S. Real Estate ETF	251,654
710	Vanguard Materials ETF	84,448
3,092	Vanguard REIT ETF	255,368
		4,222,207
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,822,442)	8,261,051

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
180,844	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a) (Cost - $180,844)	180,844

	TOTAL INVESTMENTS - 100.1% (Cost - $8,003,286) (b)	$8,441,895
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%	(9,396)
	TOTAL NET ASSETS - 100.0%	$8,432,499

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $8,077,752 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$378,550
Unrealized depreciation:	(14,407)
Net unrealized appreciation:	$364,143

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 67.9%
22,315	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$556,759
5,747	iShares 1-3 Year Treasury Bond ETF	485,737
3,384	iShares 3-7 Year Treasury Bond ETF	416,401
4,092	iShares Floating Rate Bond ETF	208,160
3,529	iShares iBoxx $ Investment Grade Corporate Bond ETF	416,104
2,778	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	280,745
10,517	PIMCO 1-5 Year U.S. TIPS Index ETF	555,613
2,732	PIMCO Enhanced Short Maturity Active ETF	277,708
17,969	PowerShares Senior Loan Portfolio	417,959
18,153	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	555,663
7,436	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	137,640
2,646	Vanguard Mortgage-Backed Securities ETF	138,968
5,135	Vanguard Total International Bond ETF	277,958
		4,725,415
	EQUITY FUNDS - 30.2%
4,743	FlexShares Global Upstream Natural Resources Index Fund	139,681
1,646	iShares Core S&P Mid-Cap ETF	281,828
2,050	iShares Core S&P Small-Cap ETF	141,778
2,658	iShares S&P 500 Growth ETF	349,580
4,693	iShares S&P 500 Value ETF	488,260
7,239	Vanguard FTSE All-World ex-US ETF	346,241
678	Vanguard FTSE All-World ex-US Small-Cap ETF	69,597
2,598	Vanguard Global ex-U.S. Real Estate ETF	138,369
1,711	Vanguard REIT ETF	141,312
		2,096,646
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,701,804)	6,822,061

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
134,056	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a) (Cost - $134,056)	134,056

	TOTAL INVESTMENTS - 100.0% (Cost - $6,835,860) (b)	$6,956,117
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	1,610
	TOTAL NET ASSETS - 100.0%	$6,957,727

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,863,344 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$113,987
Unrealized depreciation:	(21,214)
Net unrealized appreciation:	$92,773

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 13.0%
10,661	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$265,992
2,157	iShares 3-7 Year Treasury Bond ETF	265,419
6,132	iShares iBoxx $ High Yield Corporate Bond ETF	538,267
2,509	PIMCO 1-5 Year U.S. TIPS Index ETF	132,551
21,446	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	396,965
2,525	Vanguard Mortgage-Backed Securities ETF	132,613
		1,731,807
	EQUITY FUNDS - 84.9%
18,094	FlexShares Global Upstream Natural Resources Index Fund	532,868
5,013	Guggenheim MSCI Global Timber	132,042
8,640	iShares Core S&P Mid-Cap ETF	1,479,341
19,550	iShares Core S&P Small-Cap ETF	1,352,078
14,215	iShares S&P 500 Growth ETF	1,869,557
16,695	iShares S&P 500 Value ETF	1,736,948
1,390	Vanguard Energy ETF	134,427
47,279	Vanguard FTSE All-World ex-US ETF	2,261,355
2,596	Vanguard FTSE All World ex-US Small-Cap ETF	266,479
18,199	Vanguard FTSE Emerging Markets ETF	722,864
7,439	Vanguard Global ex-U.S. Real Estate ETF	396,201
1,116	Vanguard Materials ETF	132,737
3,241	Vanguard REIT ETF	267,674
1,463	WisdomTree Emerging Markets SmallCap Dividend Fund	65,660
		11,350,231
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,893,524)	13,082,038

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
286,344	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a) (Cost - $286,344)	286,344

	TOTAL INVESTMENTS - 100.1% (Cost - $12,179,868) (b)	$13,368,382
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%	(8,722)
	TOTAL NET ASSETS - 100.0%	$13,359,660

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,244,440 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,135,379
Unrealized depreciation:	(11,437)
Net unrealized appreciation:	$1,123,942

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 32.9%
16,755	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$418,037
3,283	iShares 1-3 Year Treasury Bond ETF	277,479
1,129	iShares 3-7 Year Treasury Bond ETF	138,924
8,017	iShares iBoxx $ High Yield Corporate Bond ETF	703,732
8,257	iShares iBoxx $ Investment Grade Corporate Bond ETF	973,583
7,896	PIMCO 1-5 Year U.S. TIPS Index ETF	417,146
11,989	PowerShares Senior Loan Portfolio	278,864
22,746	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	696,255
14,893	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	275,670
5,295	Vanguard Mortgage-Backed Securities ETF	278,093
2,570	Vanguard Total International Bond ETF	139,114
		4,596,897
	EQUITY FUNDS - 65.0%
14,162	FlexShares Global Upstream Natural Resources Index Fund	417,071
5,240	Guggenheim MSCI Global Timber	138,022
6,552	iShares Core S&P Mid-Cap ETF	1,121,833
12,259	iShares Core S&P Small-Cap ETF	847,832
11,657	iShares S&P 500 Growth ETF	1,533,129
14,751	iShares S&P 500 Value ETF	1,534,694
1,457	Vanguard Energy ETF	140,906
34,882	Vanguard FTSE All-World ex-US ETF	1,668,406
2,718	Vanguard FTSE All World ex-US Small-Cap ETF	279,003
13,838	Vanguard FTSE Emerging Markets ETF	549,645
7,789	Vanguard Global ex-U.S. Real Estate ETF	414,842
1,169	Vanguard Materials ETF	139,041
3,384	Vanguard REIT ETF	279,485
		9,063,909
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,794,236)	13,660,806

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
306,169	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a) (Cost - $306,169)	306,169

	TOTAL INVESTMENTS - 100.1% (Cost - $13,100,405) (b)	$13,966,975
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%	(17,711)
	TOTAL NET ASSETS - 100.0%	$13,949,264

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $13,213,319 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$776,220
Unrealized depreciation:	(22,564)
Net unrealized appreciation:	$753,656

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.2%
1,333,708	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$33,276,015
130,798	iShares 1-3 Year Treasury Bond ETF	11,055,047
359,798	iShares 3-7 Year Treasury Bond ETF	44,273,144
217,233	iShares Floating Rate Bond ETF	11,050,643
316,113	iShares iBoxx $ High Yield Corporate Bond ETF	27,748,399
329,438	iShares iBoxx $ Investment Grade Corporate Bond ETF	38,844,035
628,580	PIMCO 1-5 Year U.S. TIPS Index ETF	33,207,881
476,636	PowerShares Senior Loan Portfolio	11,086,553
722,591	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	22,118,511
595,644	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,025,370
211,051	Vanguard Mortgage-Backed Securities ETF	11,084,399
205,096	Vanguard Total International Bond ETF	11,101,846
		265,871,843
	EQUITY FUNDS - 45.1%
188,218	FlexShares Global Upstream Natural Resources Index Fund	5,543,020
210,609	Guggenheim MSCI Global Timber	5,547,441
129,796	iShares Core S&P Mid-Cap ETF	22,223,671
321,836	iShares Core S&P Small-Cap ETF	22,258,178
294,997	iShares S&P 500 Growth ETF	38,798,005
584,058	iShares S&P 500 Value ETF	60,765,394
57,702	Vanguard Energy ETF	5,580,360
924,180	Vanguard FTSE All-World ex-US ETF	44,203,529
108,470	Vanguard FTSE All-World ex-US Small-Cap ETF	11,134,446
553,014	Vanguard FTSE Emerging Markets ETF	21,965,716
312,060	Vanguard Global ex-U.S. Real Estate ETF	16,620,316
46,922	Vanguard Materials ETF	5,580,903
203,051	Vanguard REIT ETF	16,769,982
		276,990,961
	TOTAL EXCHANGE TRADED FUNDS (Cost - $510,547,124)	542,862,804

	SHORT-TERM INVESTMENTS - 11.6%
	MONEY MARKET FUNDS - 11.3%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class to yield 0.60% (a)	28,750,000
40,672,892	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a)	40,672,892
		69,422,892

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.3%
$2,000,000	United States Treasury Bill (c)	0.75%	6/22/2017	1,996,584

	TOTAL SHORT-TERM INVESTMENTS (Cost - $71,419,476)			71,419,476

	TOTAL INVESTMENTS - 99.9% (Cost - $581,966,600) (d)			$614,282,280
	OTHER ASSETS AND LIABILITIES - NET - 0.1%			906,806
	TOTAL NET ASSETS - 100.0%			$615,189,086

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents discount rate at time of purchase.

(c)	All or a portion of this security held as collateral for futures contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $584,393,230 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$32,544,374
Unrealized depreciation:	(2,655,324)
Net unrealized appreciation:	$29,889,050

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
76	MSCI EAFE Index Mini June 2017 (Underlying Face Amount at Value $6,771,600)	$189,875
101	MSCI Emerging Market Index Mini June 2017 (Underlying Face Amount at Value $4,855,070)	214,458
62	Russell 2000 Index Mini June 2017 (Underlying Face Amount at Value $4,291,640)	47,823
73	S&P 500 Index E-Mini June 2017 (Underlying Face Amount at Value $8,611,263)	(7,027)
21	S&P Midcap 400 Index E-Mini June 2017 (Underlying Face Amount at Value $3,608,220)	18,244

	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS	$463,373

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
693,687	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$17,307,491
140,357	iShares 3-7 Year Treasury Bond ETF	17,270,929
399,576	iShares iBoxx $ High Yield Corporate Bond ETF	35,074,781
163,467	PIMCO 1-5 Year U.S. TIPS Index ETF	8,635,961
1,394,180	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	25,806,272
164,661	Vanguard Mortgage-Backed Securities ETF	8,647,996
		112,743,430
	EQUITY FUNDS - 76.5%
1,174,774	FlexShares Global Upstream Natural Resources Index Fund	34,597,094
328,634	Guggenheim MSCI Global Timber	8,656,219
562,539	iShares Core S&P Mid-Cap ETF	96,317,928
1,273,100	iShares Core S&P Small-Cap ETF	88,047,596
922,597	iShares S&P 500 Growth ETF	121,339,957
1,080,835	iShares S&P 500 Value ETF	112,450,073
90,201	Vanguard Energy ETF	8,723,339
3,072,655	Vanguard FTSE All-World ex-US ETF	146,965,089
169,453	Vanguard FTSE All-World ex-US Small-Cap ETF	17,394,350
1,174,482	Vanguard FTSE Emerging Markets ETF	46,650,425
486,944	Vanguard Global ex-U.S. Real Estate ETF	25,934,637
73,218	Vanguard Materials ETF	8,708,549
210,274	Vanguard REIT ETF	17,366,530
106,554	WisdomTree Emerging Markets SmallCap Dividend Fund	4,782,144
		737,933,930
	TOTAL EXCHANGE TRADED FUNDS (Cost - $755,542,773)	850,677,360

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUNDS - 11.5%
30,000,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class to yield 0.60% (a)	30,000,000
30,000,000	Federated Prime Cash Obligations Fund - Institutional Class to yield 0.63% (a)	30,000,000
51,103,506	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a)	51,103,506
		111,103,506

Principal		Coupon (c)	Maturity
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (b)	0.75%	6/22/2017	3,993,167

	TOTAL SHORT-TERM INVESTMENTS (Cost - $115,096,673)			115,096,673

	TOTAL INVESTMENTS - 100.1% (Cost - $870,639,446) (d)			$965,774,033
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(782,043)
	TOTAL NET ASSETS - 100.0%			$964,991,990

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	All or a portion of this security may be held as collateral for futures contracts.

(c)	Represents discount rate at time of purchase.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $875,046,930 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$94,149,059
Unrealized depreciation:	(3,421,956)
Net unrealized appreciation:	$90,727,103

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
189	MSCI EAFE Index Mini June 2017
	(Underlying Face Amount at Value $16,839,900)	$472,188
269	MSCI Emerging Market Index Mini June 2017
	(Underlying Face Amount at Value $12,930,830)	571,181
234	Russell 2000 Index Mini June 2017
	(Underlying Face Amount at Value $16,197,480)	180,494
152	S&P 500 Index E-Mini June 2017
	(Underlying Face Amount at Value $17,930,300)	(14,632)
65	S&P Midcap 400 Index E-Mini June 2017
	(Underlying Face Amount at Value $11,168,300)	56,468

	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS	$1,265,699

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.7%
1,091,881	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$27,242,431
214,165	iShares 1-3 Year Treasury Bond ETF	18,101,226
73,641	iShares 3-7 Year Treasury Bond ETF	9,061,525
524,116	iShares iBoxx $ High Yield Corporate Bond ETF	46,006,902
539,416	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,602,541
514,605	PIMCO 1-5 Year U.S. TIPS Index ETF	27,186,582
780,429	PowerShares Senior Loan Portfolio	18,152,779
1,478,938	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	45,270,292
975,300	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	18,052,803
345,569	Vanguard Mortgage-Backed Securities ETF	18,149,284
167,910	Vanguard Total International Bond ETF	9,088,968
		299,915,333
	EQUITY FUNDS - 58.5%
924,557	FlexShares Global Upstream Natural Resources Index Fund	27,228,204
344,848	Guggenheim MSCI Global Timber	9,083,296
429,115	iShares Core S&P Mid-Cap ETF	73,473,070
800,004	iShares Core S&P Small-Cap ETF	55,328,277
760,649	iShares S&P 500 Growth ETF	100,040,557
957,974	iShares S&P 500 Value ETF	99,667,615
94,656	Vanguard Energy ETF	9,154,182
2,276,724	Vanguard FTSE All-World ex-US ETF	108,895,709
177,817	Vanguard FTSE All-World ex-US Small-Cap ETF	18,252,915
905,495	Vanguard FTSE Emerging Markets ETF	35,966,261
510,963	Vanguard Global ex-U.S. Real Estate ETF	27,213,889
76,831	Vanguard Materials ETF	9,138,279
220,665	Vanguard REIT ETF	18,224,722
		591,666,976
	TOTAL EXCHANGE TRADED FUNDS (Cost - $820,498,111)	891,582,309

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.4%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class to yield 0.60% (a)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund - Institutional Class to yield 0.63% (a)	35,000,000
45,805,844	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a)	45,805,844
		115,805,844

Principal		Coupon (c)	Maturity
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (b)	0.75%	6/22/2017	3,993,167

	TOTAL SHORT-TERM INVESTMENTS (Cost - $119,799,011)			119,799,011

	TOTAL INVESTMENTS - 100.0% (Cost - $940,297,122) (d)			$1,011,381,320
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%			(446,870)
	TOTAL NET ASSETS - 100.0%			$1,010,934,450

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	All or a portion of this security held as collateral for futures contracts.

(c)	Represents discount rate at time of purchase.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $944,207,556 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$72,218,639
Unrealized depreciation:	(5,044,875)
Net unrealized appreciation:	$67,173,764

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
165	MSCI EAFE Index Mini March 2017 (Underlying Face Amount at Value $14,701,500)	$412,228
255	MSCI Emerging Market Index Mini March 2017 (Underlying Face Amount at Value $12,257,850)	541,454
182	Russell 2000 Index Mini March 2017 (Underlying Face Amount at Value $12,598,040)	140,384
151	S&P 500 Index E-Mini March 2017 (Underlying Face Amount at Value $17,812,338)	(14,536)
66	S&P Midcap 400 Index E-Mini March 2017 (Underlying Face Amount at Value $11,340,120)	57,337

	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS	$1,136,867

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.7%
190,587	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$4,755,146
22,406	iShares 1-3 Year Treasury Bond ETF	1,893,755
46,282	iShares 3-7 Year Treasury Bond ETF	5,695,000
18,584	iShares Floating Rate Bond ETF	945,368
54,420	iShares iBoxx $ High Yield Corporate Bond ETF	4,776,988
56,334	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,642,342
89,822	PIMCO 1-5 Year U.S. TIPS Index ETF	4,745,296
81,567	PowerShares Senior Loan Portfolio	1,897,248
123,938	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	3,793,742
101,771	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,883,781
36,090	Vanguard Mortgage-Backed Securities ETF	1,895,447
34,951	Vanguard Total International Bond ETF	1,891,898
		40,816,011
	EQUITY FUNDS - 49.6%
64,138	FlexShares Global Upstream Natural Resources Index Fund	1,888,864
35,944	Guggenheim MSCI Global Timber	946,765
27,907	iShares Core S&P Mid-Cap ETF	4,778,236
69,510	iShares Core S&P Small-Cap ETF	4,807,312
57,701	iShares S&P 500 Growth ETF	7,588,835
100,424	iShares S&P 500 Value ETF	10,448,113
9,941	Vanguard Energy ETF	961,394
177,860	Vanguard FTSE All-World ex-US ETF	8,507,044
18,464	Vanguard FTSE All-World ex-US Small-Cap ETF	1,895,330
94,605	Vanguard FTSE Emerging Markets ETF	3,757,711
53,310	Vanguard Global ex-U.S. Real Estate ETF	2,839,290
7,977	Vanguard Materials ETF	948,784
34,717	Vanguard REIT ETF	2,867,277
		52,234,955
	TOTAL EXCHANGE TRADED FUNDS (Cost - $88,092,120)	93,050,966

	SHORT-TERM INVESTMENTS - 12.1%
	MONEY MARKET FUND - 11.9%
12,567,830	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class to yield 0.61% (a)	12,567,830

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$200,000	United States Treasury Bill (c)	0.75%	6/22/2017	199,659

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,767,489)			12,767,489

	TOTAL INVESTMENTS - 100.4% (Cost - $100,859,609) (d)			$105,818,455
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%			(406,503)
	TOTAL NET ASSETS - 100.0%			$105,411,952

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2017.

(b)	Represents discount rate at time of purchase.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $101,420,127 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,591,997
Unrealized depreciation:	(193,669)
Net unrealized appreciation:	$4,398,328

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
10	MSCI EAFE Index Mini June 2017 (Underlying Face Amount at Value $891,000)	$24,984
18	MSCI Emerging Market Index Mini June 2017 (Underlying Face Amount at Value $865,260)	38,220
12	Russell 2000 Index Mini June 2017 (Underlying Face Amount at Value $830,640)	9,256
10	S&P 500 Index E-Mini June 2017 (Underlying Face Amount at Value $1,179,625)	(963)
4	S&P Midcap 400 Index E-Mini June 2017 (Underlying Face Amount at Value $687,280)	3,475

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS	$74,972

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
March 31, 2017

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds – The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,096,053	$—	$—	$8,096,053
Short-Term Investment	217,322	—	—	217,322
Total	$8,313,375	$—	$—	$8,313,375

Balanced ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,261,051	$—	$—	$8,261,051
Short-Term Investment	180,844	—	—	180,844
Total	$8,441,895	$—	$—	$8,441,895

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Conservative ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,822,061	$—	$—	$6,822,061
Short-Term Investment	134,056	—	—	134,056
Total	$6,956,117	$—	$—	$6,956,117

Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,082,038	$—	$—	$13,082,038
Short-Term Investment	286,344	—	—	286,344
Total	$13,368,382	$—	$—	$13,368,382

Moderate Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,660,806	$—	$—	$13,660,806
Short-Term Investment	306,169	—	—	306,169
Total	$13,966,975	$—	$—	$13,966,975

Managed Risk Balanced ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$542,862,804	$—	$—	$542,862,804
Short-Term Investment	69,422,892	1,996,584	—	71,419,476
Long Futures Contracts **	463,373	—	—	463,373
Total	$612,749,069	$1,996,584	$—	$614,745,653

Managed Risk Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$850,677,360	$—	$—	$850,677,360
Short-Term Investment	111,103,506	3,993,167	—	115,096,673
Long Futures Contracts **	1,265,699	—	—	1,265,699
Total	$963,046,565	$3,993,167	$—	$967,039,732

Managed Risk Moderate Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$891,582,309	$—	$—	$891,582,309
Short-Term Investment	115,805,844	3,993,167	—	119,799,011
Long Futures Contracts **	1,136,867	—	—	1,136,867
Total	$1,008,525,020	$3,993,167	$—	$1,012,518,187

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Managed Risk Flex ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$93,050,966	$—	$—	$93,050,966
Short-Term Investment	12,567,830	199,659	—	12,767,489
Long Futures Contracts **	74,972	—	—	74,972
Total	$105,693,768	$199,659	$—	$105,893,427

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended March 31, 2017, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Gain
Managed Risk Balanced ETF Portfolio	$889,906
Managed Risk Growth ETF Portfolio	1,827,700
Managed Risk Moderate Growth ETF Portfolio	1,729,476
Managed Risk Flex ETF Portfolio	109,329

For the period ended March 31, 2017, the Portfolios had the following change in unrealized appreciation from futures contracts.

Net Change in Unrealized
Portfolio	Appreciation
Managed Risk Balanced ETF Portfolio	$89,298
Managed Risk Growth ETF Portfolio	181,556
Managed Risk Moderate Growth ETF Portfolio	234,449
Managed Risk Flex ETF Portfolio	128,899

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2017 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/15/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/15/2017